Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross loans	$ 138,084	$ 140,982
Net deferred loan fees	297	320
Allowance for loan losses	1,472	1,750	1,518
Total loans, net	136,315	138,912
One-to-Four Family Residential Real Estate
Gross loans	63,839	66,539
Allowance for loan losses	784	906	870
Commercial Real Estate
Gross loans	51,899	54,673
Commercial Non Real Estate
Gross loans	12,451	8,102
Allowance for loan losses	63	69	53
Total Commercial Loans
Gross loans	64,350	62,775
Consumer Real Estate
Gross loans	8,730	10,409
Allowance for loan losses	62	99	146
Consumer Other
Gross loans	1,165	1,259
Allowance for loan losses	21	33	46
Total Consumer Loans
Gross loans	$ 9,895	$ 11,668